CONSOLIDATED STATEMENTS OF TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Temporary Redeemable Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2022	$ 64,131
Beginning balance, shares at Dec. 31, 2022	3,941,980
Temporary Redeemable Preferred Stock
Cancellation of NCNV1 preferred stock	$ (67,034)
Cancellation of NCNV1 preferred stock, shares	(67,034)
Issuance of NCNV 2 preferred stock	$ 103,952
Issuance of NCNV preferred stock, shares	103,952
Ending balance at Dec. 31, 2023	$ 106,952
Ending balance, shares at Dec. 31, 2023	3,978,898
Balance beginning at Dec. 31, 2022			$ 144,777	$ 164	$ (256,541)	$ (111,600)
Balance beginning, shares at Dec. 31, 2022		167,666
Stockholders' deficit
Stock based compensation			1			1
Issuance of common stock from options exercised			3			3
Issuance of common stock from options exercised, shares		6,411
Accretion of NCNV preferred stock	$ 5,903		(5,903)			(5,903)
Net loss					(13,036)	(13,036)
Foreign currency translation adjustments				64		64
Balance ending at Dec. 31, 2023			138,878	228	(269,577)	$ (130,471)
Balance ending, shares at Dec. 31, 2023		174,077				174,077
Temporary Redeemable Preferred Stock
Cancellation of NCNV1 preferred stock	$ (562)
Cancellation of NCNV1 preferred stock, shares	(562)
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	$ (43,656)
Issuance of NCNV 2 preferred stock	$ 5,752
Issuance of NCNV preferred stock, shares	5,752
Ending balance at Sep. 30, 2024	$ 68,486
Ending balance, shares at Sep. 30, 2024	3,984,088
Stockholders' deficit
Stock based compensation			7,401			$ 7,401
Issuance of common stock from options exercised			34			34
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share			43,656			43,656
Net loss					(17,197)	(17,197)
Foreign currency translation adjustments				(35)		(35)
Balance ending at Sep. 30, 2024			189,969	193	(286,774)	$ (96,612)
Balance ending, shares at Sep. 30, 2024		174,077
Beginning balance at Dec. 31, 2023	$ 106,952
Beginning balance, shares at Dec. 31, 2023	3,978,898
Temporary Redeemable Preferred Stock
Cancellation of NCNV1 preferred stock	$ (562)
Cancellation of NCNV1 preferred stock, shares	(562)
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	$ (43,656)
Issuance of NCNV 2 preferred stock	$ 5,752
Issuance of NCNV preferred stock, shares	5,752
Ending balance, shares at Dec. 31, 2024						0
Balance beginning at Dec. 31, 2023			138,878	228	(269,577)	$ (130,471)
Balance beginning, shares at Dec. 31, 2023		174,077				174,077
Stockholders' deficit
Stock based compensation			7,735			$ 7,735
Issuance of common stock from options exercised			34			34
Issuance of common stock from options exercised, shares		14,841
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share			43,656			43,656
Proceeds from initial public offering, net of underwriting fees and offering costs of $2.9 million			7,462			7,462
Proceeds from initial public offering, net of underwriting fees and offering costs of $2.9 million, shares		2,156,250
Conversion of temporary redeemable preferred stock	$ (68,486)		68,486			68,486
Conversion of temporary redeemable preferred stock, shares	(3,984,088)	18,677,710
Conversion of SAFE agreements			3,250			3,250
Conversion of SAFE agreements, shares		650,029
Conversion of debt			5,882			5,882
Conversion of debt, shares		1,176,471
Issuance of common stock for note conversions						5,882
Net loss					(20,823)	(20,823)
Foreign currency translation adjustments				101		101
Balance ending at Dec. 31, 2024			275,383	329	(290,400)	$ (14,688)
Balance ending, shares at Dec. 31, 2024		22,849,378				22,849,378
Beginning balance at Jun. 30, 2024	$ 112,142
Beginning balance, shares at Jun. 30, 2024	3,984,088
Temporary Redeemable Preferred Stock
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	$ (43,656)
Ending balance at Sep. 30, 2024	$ 68,486
Ending balance, shares at Sep. 30, 2024	3,984,088
Balance beginning at Jun. 30, 2024			146,228	339	(286,570)	$ (140,003)
Balance beginning, shares at Jun. 30, 2024		174,077
Stockholders' deficit
Stock based compensation			51			51
Issuance of common stock from options exercised			34			34
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share			43,656			43,656
Net loss					(204)	(204)
Foreign currency translation adjustments				(146)		(146)
Balance ending at Sep. 30, 2024			189,969	193	(286,774)	$ (96,612)
Balance ending, shares at Sep. 30, 2024		174,077
Beginning balance, shares at Dec. 31, 2024						0
Ending balance, shares at Sep. 30, 2025						0
Balance beginning at Dec. 31, 2024			275,383	329	(290,400)	$ (14,688)
Balance beginning, shares at Dec. 31, 2024		22,849,378				22,849,378
Stockholders' deficit
Stock based compensation			5,192			$ 5,192
Issuance of common stock from options exercised			157			$ 157
Issuance of common stock from options exercised, shares		100,274				100,274
Issuance of common stock for note conversions			3,907			$ 3,907
Issuance of common stock for note conversions, shares		1,421,874
Issuance of restricted stock units			390			390
Issuance of restricted stock units, shares		173,781
Issuance of common stock under equity line of credit			3,605			$ 3,605
Issuance of common stock under equity line of credit, shares		1,937,141				1,937,141
Net loss					(18,103)	$ (18,103)
Foreign currency translation adjustments				(145)		(145)
Balance ending at Sep. 30, 2025			288,634	184	(308,503)	$ (19,685)
Balance ending, shares at Sep. 30, 2025		26,482,448				26,482,448
Ending balance, shares at Sep. 30, 2025						0
Balance beginning at Jun. 30, 2025			279,840	198	(302,334)	$ (22,296)
Balance beginning, shares at Jun. 30, 2025		23,220,141
Stockholders' deficit
Stock based compensation			2,364			2,364
Issuance of common stock from options exercised			72			72
Issuance of common stock from options exercised, shares		15,514
Issuance of common stock for note conversions			2,375			2,375
Issuance of common stock for note conversions, shares		1,139,204
Issuance of restricted stock units			378			378
Issuance of restricted stock units, shares		170,448
Issuance of common stock under equity line of credit			3,605			3,605
Issuance of common stock under equity line of credit, shares		1,937,141
Net loss					(6,169)	(6,169)
Foreign currency translation adjustments				(14)		(14)
Balance ending at Sep. 30, 2025			$ 288,634	$ 184	$ (308,503)	$ (19,685)
Balance ending, shares at Sep. 30, 2025		26,482,448				26,482,448